OTHER ITEMS OF THE STATEMENT OF COMPREHENSIVE INCOME (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 239	$ 185	$ 142
Salaries And Social Security Charges [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	64	58	50
Employees Benefits [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	11	10	8
Defined Benefit Plan [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	19	18	9
Fees And Compensation For Services [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	39	29	30
Compensation Agreements [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	61	37	19
Directors And Syndics Fees [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	6	7	7
Property Plant And Equipment Depreciations [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	8	7	6
Maintenances [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	3	2	2
Transport And Per Diem [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	2	2
Rental And Insurance [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	3	1	1
Surveillance And Security [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	2	1	1
Taxes Rates And Contributions [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	14	8	6
Communications [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	1	1	1
Other [Member]
IfrsStatementLineItems [Line Items]
Total administrative expenses	$ 6	$ 4